Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
The carrying amount of goodwill attributable to our Royal Caribbean International, Celebrity Cruises and Silversea Cruises reporting units and the changes in such balances during the years ended December 31, 2019 and 2018 were as follows (in thousands):

	Royal Caribbean International	Celebrity Cruises	Silversea Cruises	Total
Balance at December 31, 2017	$286,880	$1,632	$—	$288,512
Goodwill attributable to the acquisition of Silversea Cruises (1)			1,090,010	1,090,010
Foreign currency translation adjustment	(169)	—	—	(169)
Balance at December 31, 2018	286,711	1,632	1,090,010	1,378,353
Silversea Goodwill adjustment	—	—	(5,224)	(5,224)
Goodwill attributable to the purchase of photo operations onboard our ships (2)	12,518	—	—	12,518
Foreign currency translation adjustment	(3)	—	—	(3)
Balance at December 31, 2019	$299,226	$1,632	$1,084,786	$1,385,644
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(1)In 2018, we purchased Silversea Cruises. Refer to Note 3. Business Combination for further information.
(2)In 2019, we purchased the photo operations onboard our ships from our previous concessionaire. The acquisition was accounted for as a business purchase combination using the purchase method of accounting which requires the use of fair value measurements. The business combination, including purchase transaction and assets acquired, was immaterial to our consolidated financial statements.
During the fourth quarter of 2019, we performed a qualitative assessment of whether it was more-likely-than-not that our Royal Caribbean International reporting unit's fair value was less than its carrying amount before applying the two-step goodwill impairment test. The qualitative analysis included assessing the impact of certain factors such as general economic conditions, limitations on accessing capital, changes in forecasted operating results, changes in fuel prices and fluctuations in foreign exchange rates. Based on our qualitative assessment, we concluded that it was more-likely-than-not that the estimated fair value of the Royal Caribbean International reporting unit exceeded its carrying value and thus, we did not proceed to the two-step goodwill impairment test. No indicators of impairment exist primarily because the reporting unit's fair value has consistently exceeded its carrying value by a significant margin and forecasts of operating results generated by the reporting unit appear sufficient to support its carrying value. As a result of our assessment, we did not record an impairment of goodwill for the year ended December 31, 2019.
During the fourth quarter of 2019, we also performed a qualitative assessment of whether it was more-likely-than-not that our Silversea Cruises reporting unit's fair value was less than its carrying amount before applying the two-step goodwill impairment test. The qualitative analysis included assessing the impact of certain factors such as general economic conditions, limitations on accessing capital, changes in forecasted operating results, changes in fuel prices and fluctuations in foreign exchange rates. Based on our qualitative assessment, we concluded that it was more-likely-than-not that the estimated fair value of the Silversea Cruises reporting unit exceeded its carrying value and thus, we did not proceed to the two-step goodwill impairment test. No indicators of impairment exist primarily because forecasted operating results of the reporting unit appear sufficient to support its carrying value. As a result of our assessment, we did not record an impairment of goodwill for the year ended December 31, 2019.
For the years ended December 31, 2018 and 2017, we did not record an impairment of goodwill for our reporting units.